SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Leasehold Improvements [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Computers And Office Equipment [Member] | Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Computers And Office Equipment [Member] | Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Manufacturing Tooling [Member] | Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Manufacturing Tooling [Member] | Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Demo Equipment [Member]
Summary Of Significant Accounting Policy [Line Items]
Property, Plant and Equipment, Useful Life	3 years